THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated June 13, 2019 to the

Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Global Real Estate Investments Portfolio	JARSX
James Alpha Hedged High Income Portfolio	INCSX
James Alpha Managed Risk Domestic Equity Portfolio	JDSEX
James Alpha Managed Risk Emerging Markets Equity Portfolio	JESMX
James Alpha Multi Strategy Alternative Income Portfolio	JASMX
James Alpha Momentum Portfolio	MOMSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”). With respect to the James Alpha Global Real Estate Investments Portfolio, the Board approved the additional change described below effective June 13, 2019.

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Global Real Estate Investments Portfolio	0.99%*
James Alpha Hedged High Income Portfolio	1.39%
James Alpha Managed Risk Domestic Equity Portfolio	1.34%
James Alpha Managed Risk Emerging Markets Equity Portfolio	1.34%
James Alpha Multi Strategy Alternative Income Portfolio	1.49%
James Alpha Momentum Portfolio	1.04%

*The Board approved an increase in the expense cap from 0.89% to 0.99% that is effective on June 13, 2019. Prior to June 1, 2019, the expense cap was 1.19% and from June 1, 2019 through June 12, 2019 the expense cap was 0.89%.

1

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The third paragraph under the sub-heading James Alpha Global Real Estate Investments Portfolio is deleted in its entirety.

The fourth paragraph under the sub-heading James Alpha Hedged High Income Portfolio is deleted in its entirety.

The fourth paragraph under the sub-heading James Alpha Managed Risk Domestic Equity Portfolio and James Alpha Managed Risk Emerging Markets Equity Portfolio is deleted in its entirety.

The fourth paragraph under the sub-heading James Alpha Multi Strategy Alternative Income Portfolio is deleted in its entirety.

The third paragraph under the sub-heading James Alpha Momentum Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

2

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.47%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.37%
Fee Waiver and/or Expense Reduction/ Reimbursement(1)	(0.38)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(1)(2)	0.99%

(1)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(2)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.99% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$101	$396	$714	$1,613

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

3

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.70%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.65%
Interest/Dividend Expenses	0.15%
Acquired Fund Fees and Expenses(1)	0.17%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.67%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(0.96)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	1.71%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.39% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$174	$738	$1,329	$2,932

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

4

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses
Interest Payments and Fees on Borrowed Funds	0.33%
Other Operating Expenses	0.69%
Total of Other Expenses	1.02%
Acquired Fund Fees and Expenses(1)	0.10%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.32%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(0.55)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	1.77%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.34% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$180	$672	$1,190	$2,614

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

5

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses(1)
Interest Payments and Fees on Borrowed Funds	0.15%
Other Operating Expenses	1.15%
Total of Other Expenses	1.30%
Acquired Fund Fees and Expenses(1)	0.54%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.04%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.01)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	2.03%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
(2)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.34% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$206	$844	$1,508	$3,284

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

6

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.00%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	1.34%
Interest Expense	1.00%
Acquired Fund Fees and Expenses(1)	0.05%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	4.39%
Fee Waiver and/or Expense Reduction/Reimbursement(2)	(1.85)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(2) (3)	2.54%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	Fee Waiver and/or Expense reduction/Reimbursement has been restated to reflect current fees.
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$257	$1,162	$2,078	$4,418

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

7

JAMES ALPHA MOMENTUM PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses(1)	0.45%
Acquired Fund Fees and Expenses(2)	0.06%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.50%
Fee Waiver and/or Expense Reduction/Reimbursement(3)	(0.40)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)(3) (4)	1.10%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(3)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
(4)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.04% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place through December 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$112	$349	$694	$1,670

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

8

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated June 13, 2019 to the

Statement of Additional Information Dated December 31, 2018 (the “SAI”)

PORTFOLIO	Class S
James Alpha Macro Portfolio	GRRSX
James Alpha Global Real Estate Investments Portfolio	JARSX
James Alpha Multi Strategy Alternative Income Portfolio	JASMX
James Alpha Managed Risk Domestic Equity Portfolio	JDSEX
James Alpha Managed Risk Emerging Markets Equity Portfolio	JESMX
James Alpha Hedged High Income Portfolio	INCSX
James Alpha Momentum Portfolio	MOMSX

This Supplement updates and supersedes any contrary information contained in the SAI or any supplements thereto with respect to Class S Shares of the above-referenced Portfolios.

The Board of Trustees of the Trust (the “Board”) has approved new Operating Expense Limitation Agreements (each an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the James Alpha Macro Portfolio, James Alpha Global Real Estate Investments Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Hedged High Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

Pursuant to the Expense Limitation Agreements between James Alpha Advisors, LLC (the “Manager”) and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit operating expenses of Class S shares for each Portfolio to ensure that Total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses, as applicable) for the Portfolios do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Caps”) set forth below:

James Alpha Macro Portfolio	0.94%
James Alpha Global Real Estate Investments Portfolio	0.99%*
James Alpha Multi Strategy Alternative Income Portfolio	1.49%
James Alpha Managed Risk Domestic Equity Portfolio	1.34%
James Alpha Managed Risk Emerging Markets Equity Portfolio	1.34%
James Alpha Hedged High Income Portfolio	1.39%
James Alpha Momentum Portfolio	1.04%

*The Board approved an increase in the expense cap from 0.89% to 0.99% that is effective on June 13, 2019. Prior to June 1, 2019, the expense cap was 1.19% and from June 1, 2019 through June 12, 2019 the expense cap was 0.89%.

Each Portfolio is responsible for its own operating expenses. The initial term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the initial term for the James Alpha Momentum Portfolio is through December 31, 2021, subject thereafter to annual re-approval of the agreements by the Board of Trustees. Any payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The Expense Limitation Agreements can be terminated during their terms only by, or with the consent of, the Trust’s Board of Trustees.

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Further, reference is made to the section entitled “The James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio” beginning on page 66 of the SAI. The last paragraph under this section that is located on page 68 of the SAI is deleted in its entirety and replaced with the following:

To assist James Alpha in its obligation to limit the James Alpha Managed Risk Domestic Equity Portfolio’s and James Alpha Managed Risk Emerging Markets Equity Portfolio’s total expenses pursuant to the Expense Limitation Agreements, EAB has entered into Sub-Expense Limitation Agreements with James Alpha, pursuant to which EAB agrees to pay one half (50%) of the total advisory fees waived and Portfolio expenses reimbursed by James Alpha.

Please retain this supplement for future reference.

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